POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 4, 2014 TO THE

PROSPECTUS DATED AUGUST 30, 2013 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of each of the Funds. Accordingly, on that date, all information and references related to him are hereby removed from the Prospectus.

Please Retain This Supplement For Future Reference.

P-STYLE-PRO-1 SUP-2 040414